CONVERTIBLE LOAN (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Mar. 04, 2022	Dec. 31, 2021	Dec. 31, 2019
Short-Term Debt [Line Items]
Convertible Debt, Current	$ 10,253	$ 10,253	$ 10,000	$ 10,000	$ 0
Convertible Debt
Short-Term Debt [Line Items]
Convertible Debt, Current			10,000
Borrowing capacity under convertible bridge financing facility			$ 20,000	$ 20,000		$ 3,000
Payment in kind interest rate				8.00%
Conversion price (in dollars per share)				$ 10.00
Effective interest rate	8.00%	8.00%
Interest expense	$ 202	$ 253